Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,362	$ 8,458
Accumulated depreciation	1,891	912
Depreciated cost	7,471	7,546
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,008	7,238
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	443	394
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	761	719
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	57	50
Cars [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 93	$ 57